Preferred Shares and Ordinary A Shares (Details) - Schedule of composition of preferred shares and ordinary A shares - shares	Dec. 31, 2021	Dec. 31, 2020
Preferred Shares and Ordinary A Shares (Details) - Schedule of composition of preferred shares and ordinary A shares [Line Items]
Authorized	395,198	379,198
Issued and outstanding	345,537	345,537
Ordinary A Shares [Member]
Preferred Shares and Ordinary A Shares (Details) - Schedule of composition of preferred shares and ordinary A shares [Line Items]
Authorized	74,220	74,220
Issued and outstanding	65,814	65,814
Preferred A Shares [Member]
Preferred Shares and Ordinary A Shares (Details) - Schedule of composition of preferred shares and ordinary A shares [Line Items]
Authorized	242,000	226,000
Issued and outstanding	201,712	201,712
Preferred A1- Shares [Member]
Preferred Shares and Ordinary A Shares (Details) - Schedule of composition of preferred shares and ordinary A shares [Line Items]
Authorized	14,000	14,000
Issued and outstanding	13,423	13,423
Preferred A2- Shares [Member]
Preferred Shares and Ordinary A Shares (Details) - Schedule of composition of preferred shares and ordinary A shares [Line Items]
Authorized	64,978	64,978
Issued and outstanding	64,588	64,588